(21) REGULATORY CHARGES	12 Months Ended
Dec. 31, 2019
Regulatory Charges [Abstract]
REGULATORY CHARGES

 (21)  REGULATORY CHARGES

	Dec 31, 2019	Dec 31, 2018
Fee for the use of water resources	1,265	1,701
Global reversal reserve - RGR	17,260	17,288
ANEEL inspection fee - TFSEE	7,375	5,470
Tariff flags and others	206,352	126,196
Total	232,251	150,656

Tariff flags and others: Refer basically to the amount to be passed through to the Centralizing Account of Tariff Flag Resources (“CCRBT”), whose amount receivable was recognized through the issue of electricity bills. Refers basically to the tariff flag adopted for bills in November and December 2019 and 2018 and not yet ratified by the Centralizing Account For Tariff Flag Resources (“CCRBT”).